Disclosures on Financial Instruments - Summary of Carrying Amount of Trade Receivables and Finance Receivables Sold Along with Associated Liabilities (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Provision	₨ 226.2	₨ 290.0
Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold	15,074.4	14,948.7	$ 231.3
Carrying amount of associated liabilities	15,074.4	14,948.7	231.3
Finance receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount of asset sold	13,069.1	10,043.8	200.5
Carrying amount of associated liabilities	₨ 13,205.8	₨ 10,271.2	$ 202.6